Investments in Associates and Joint Ventures - Roll forward (Details) $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 MXN ($)	Sep. 30, 2017 MXN ($)	Mar. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					$ 14,110,752	$ 12,092,254
Share of profit (loss) of associates and joint ventures accounted for using equity method					532,933	1,913,273	$ 1,139,604
Foreign currency translation adjustments					(71,650)	52,796
Other					(6,541)	26,316
At December 31					10,546,728	14,110,752	$ 12,092,254
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					720,806
Long-term loans granted to GTAC, net					58,243	222,846
Payment of principal and interest					(251,834)	(251,830)
At December 31					568,327	720,806
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					180,159
Investments in associates and joint ventures			$ 42,500	$ 120,000		162,500
At December 31					195,890	180,159
The Second Screen Company Latam, S.L. ("The Second Screen")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					58,672
Disposition					(51,413)
At December 31						58,672
UHI
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					8,144,843
At December 31					8,285,286	8,144,843
Imagina
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					3,845,823
Investments in associates and joint ventures	€ 284.5	$ 6,603,751
Disposition					(3,773,762)
At December 31						3,845,823
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					1,059,391
Dividends from OCEN						(136,000)
At December 31					1,385,622	1,059,391
Other
Disclosure of Associate and Joint Ventures [Line Items]
At January 1					101,058
Investments in associates and joint ventures						28,597
At December 31					$ 111,603	$ 101,058